UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  09/30/01

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

RONN C. LOEWENTHAL d/b/a
LOEWENTHAL CAPITAL MANAGEMENT
235 Montgomery Street, Suite 920
San Francisco, CA  94104

Form 13F File Number:  28-05315

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RONN C. LOEWENTHAL
415-788-4823

Signature, Place and Date of Signing:

/s/ Ronn C. Loewenthal
______________________
Ronn C. Loewenthal,
d/b/a Loewenthal Capital Management
San Francisco, CA
11/12/01

Report Type (Check only one):

/ x / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/   /  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/   /  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                      FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total (x$1000):  $23,621

List of Other Included Managers:  None

LOEWENTHAL CAPITAL MANAGEMENT
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              02364J104      496    15000 SH       SOLE                    15000
Abbott Laboratories            COM              002824100     1244    24000 SH       SOLE                    24000
Adaptec Inc.                   COM              00651F108      236    30000 SH       SOLE                    30000
American International Group   COM              026874107     1131    14500 SH       SOLE                    14500
Applied Microsystems Com       COM              037935103      147   130000 SH       SOLE                   130000
Automatic Data Processing Inc  COM              053015103     1030    21900 SH       SOLE                    21900
Avanex Corp Com                COM              05348W109       59    20000 SH       SOLE                    20000
Cisco Systems                  COM              17275R102      304    25000 SH       SOLE                    25000
Citigroup Inc Com              COM              172967101      945    23333 SH       SOLE                    23333
Corvis Corporation             COM              221009103       76    50000 SH       SOLE                    50000
Dell Computer Corp Com         COM              247025109      852    46000 SH       SOLE                    46000
Emerson Electric Co            COM              291011104      753    16000 SH       SOLE                    16000
Enterasys NWKS                 COM              293637104      193    30000 SH       SOLE                    30000
Federal Home Ln Mtg Cp Com     COM              313400301     1105    17000 SH       SOLE                    17000
General Electric Co            COM              369604103      993    26700 SH       SOLE                    26700
Home Depot Inc                 COM              437076102      971    25300 SH       SOLE                    25300
I2 Technologies Inc. Common    COM              465754109       34    10000 SH       SOLE                    10000
Intel                          COM              458140100      613    30000 SH       SOLE                    30000
International Business Machine COM              459200101      917    10000 SH       SOLE                    10000
Keynote Systems Inc            COM              493308100      190    25000 SH       SOLE                    25000
Linear Technology Corp         COM              535678106      295     9000 SH       SOLE                     9000
MBNA Corp Com                  COM              55262L100      757    25000 SH       SOLE                    25000
Maxin Integrated Products Inc  COM              57772K101      349    10000 SH       SOLE                    10000
Medtronic Inc                  COM              585055106      957    22000 SH       SOLE                    22000
Merck & Co Inc Com             COM              589331107      972    14600 SH       SOLE                    14600
Microsoft                      COM              594918104     1023    20000 SH       SOLE                    20000
Northern Trust Corp            COM              665859104      787    15000 SH       SOLE                    15000
Oracle                         COM              68389X105      189    15000 SH       SOLE                    15000
PDF Solutions, Inc             COM              693282105      102    10000 SH       SOLE                    10000
Patient Infosystems Com        COM              702915109        2    10000 SH       SOLE                    10000
Pepsico Inc Com                COM              713448108     1115    23000 SH       SOLE                    23000
Pfizer Inc                     COM              717081103      481    12000 SH       SOLE                    12000
Portal Software Inc Com        COM              736126103       74    50000 SH       SOLE                    50000
Providan Financial Grp         COM              74406A102      302    15000 SH       SOLE                    15000
Redback Networks Inc Com       COM              757209101       43    30000 SH       SOLE                    30000
Safeway, Inc.                  COM              786514208      922    23200 SH       SOLE                    23200
Seebeyond Technology Corp      COM              815704101      180   100000 SH       SOLE                   100000
Synplicity                     COM              87160Y108      168    30000 SH       SOLE                    30000
Verisity Ltd                   COM              M97385112      182    25000 SH       SOLE                    25000
Viacom B Inc                   COM              925524308      931    27000 SH       SOLE                    27000
Vignette Corp                  COM              926734104      280    79000 SH       SOLE                    79000
Virage Inc                     COM              92763q106       92    50000 SH       SOLE                    50000
Wal Mart Stores Inc Com        COM              931142103     1129    22800 SH       SOLE                    22800